7. Other income and expenses (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating income		$ 640,480	$ 1,137,736	$ 735,517
Interest earned from customers
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating income		270,715	108,423	41,607
Receivables and payables foreign exchange difference
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating income		76,475	137,359	336,641
Discount of trade and other receivables and payables, net
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating income	[1]	51,838	718,114	118,560
Recovery of insurance
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating income		237,577	155,013	145,569
Recovery of turnover tax
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating income		0	0	77,833
Others
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating income		$ 3,875	$ 18,827	$ 15,307

[1]	In December 2015, Decree No. 134/2015 was enacted declaring the state of emergency of the Argentine electricity sector until December 31, 2017. Pursuant to such decree, the Ministry of Energy was entrusted with the duties of developing and putting in place an action plan in connection with the electricity generation, transportation and distribution segments in order to improve the quality and security of electricity supply and guarantee the provision of this public service under suitable technical and economic conditions.